United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2003

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ January 13, 2004

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101     9941   157600 SH       SOLE                   157600
Anadarko Petroleum             COM              032511107     5779   113300 SH       SOLE                   113300
Bristol-Myers Squibb           COM              110122108      240     8400 SH       SOLE                     8400
British Petroleum              COM              055622104     1244    25200 SH       SOLE                    25200
Can. Superior Energy           COM              136644101       63    25000 SH       SOLE                    25000
Cardinal Health                COM              14149Y108     9697   158550 SH       SOLE                   158550
ChevronTexaco Corp.            COM              166764100      268     3100 SH       SOLE                     3100
Cintas Corp.                   COM              172908105    12197   243300 SH       SOLE                   243300
Colonial Municpal Tr           COM              195768106      228    21700 SH       SOLE                    21700
Consol Energy, Inc.            COM              20854P109    10199   393800 SH       SOLE                   393800
Deere & Company                COM              244199105      231     3550 SH       SOLE                     3550
Fastenal Co.                   COM              311900104     9289   186000 SH       SOLE                   186000
Gardner Denver, Inc.           COM              365558105    10021   419800 SH       SOLE                   419800
Hathor Exploration             COM              419018106      201   666999 SH       SOLE                   666999
Hawaiian Electric              COM              419870100      204     4300 SH       SOLE                     4300
Health Mgmt. Assoc.            COM              421933102    11952   498000 SH       SOLE                   498000
J.P. Morgan                    COM              46625H100      247     6800 SH       SOLE                     6800
Japan Small Cap. Fd            COM              47109U104     6649   610000 SH       SOLE                   610000
Jumbo Development              COM              48138P108      168   990000 SH       SOLE                   990000
Kit Resources                  COM              498020106      648  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    24443   581015 SH       SOLE                   581015
Mettler-Toledo Int'l           COM              592688105    14450   342347 SH       SOLE                   342347
Molex Inc. Cl A                COM              608554200    10053   342400 SH       SOLE                   342400
Newmont Mining Corp.           COM              651639106     8643   177800 SH       SOLE                   177800
Occidental Petroleum           COM              674599105    12038   285000 SH       SOLE                   285000
Robert Half Int'l              COM              770323103    13404   574300 SH       SOLE                   574300
St. Mary Land & Exp.           COM              792228108    35160  1233681 SH       SOLE                  1233681
Veritas Software               COM              923436109      315     8500 SH       SOLE                     8500
Verizon Comm.                  COM              077853109      275     7842 SH       SOLE                     7842
Walgreen Co.                   COM              931422109     9270   254800 SH       SOLE                   254800
Waters Corporation             COM              941848103    13854   417800 SH       SOLE                   417800
Westport Resources             COM              961418100    18238   610800 SH       SOLE                   610800